Trade and Other Payables (Tables)	12 Months Ended
Jun. 30, 2025
Trade and Other Payables [Abstract]
Schedule of Trade and Other Payables
	June 30, 2024	June 30, 2025	June 30, 2025
	RM	RM	USD

Non-current
Loans from a related party (Note 20)	1,651,825	-	-

Current
Trade payables – third parties	969,110	1,332,108	316,535
Loans from a related party (Note 20)	1,887,800	-	-
Amount due to related parties, net (Note 20)	128,523	338,786	80,502
Advances from a related party (Note 20)	5,250,465	5,149,801	1,223,696
Other payables	289,091	230,340	54,733
Provision	48,000	48,000	11,406
Accrued expenses	3,585,167	1,035,151	245,973
	12,158,156	8,134,186	1,932,845
	13,809,981	8,134,186	1,932,845

Schedule of Company’s Trade and Other Payables

The currency profiles of the Company’s trade and other payables as at the end of each reporting period are as follows:

	June 30, 2024	June 30, 2025	June 30, 2025
	RM	RM	USD
Malaysian Ringgit	1,130,946	1,117,336	265,501
United States Dollar	12,295,728	5,805,035	1,379,392
Euro	255,478	523,228	124,330
Singapore Dollar	-	13,730	3,263
Japanese Yen	-	104,641	24,865
Others	127,829	570,216	135,494
	13,809,981	8,134,186	1,932,845